Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	$ 143,621	$ 14,486
Deferred income tax effect	(113,869)	(25,141)
Total income tax expense	$ 29,752	$ (10,655)
Effective tax rates	(6.60%)	40.20%